Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	SEQUOIA FUND INC
Entity Central Index Key	0000089043
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
SEQUOIA FUND INC (Prospectus Summary) | SEQUOIA FUND INC | SEQUOIA FUND INC
Risk/Return:
Trading Symbol	SEQUX